Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 41.0%
Banks - 1.5%
JPMorgan Chase & Co.	11,750	$ 1,601,760
US Bancorp	16,900	898,235

		2,499,995

Beverages - 1.8%
Coca-Cola Co.	17,300	1,072,600
PepsiCo, Inc.	11,000	1,841,180

		2,913,780

Capital Markets - 3.6%
BlackRock, Inc.	2,050	1,566,548
CME Group, Inc.	9,550	2,271,563
Northern Trust Corp.	17,600	2,049,520

		5,887,631

Communications Equipment - 1.4%
Cisco Systems, Inc.	41,200	2,297,312

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	34,600	1,762,524

Electrical Equipment - 0.7%
Emerson Electric Co.	11,500	1,127,575

Energy Equipment & Services - 1.4%
Baker Hughes Co.	61,700	2,246,497

Equity Real Estate Investment Trusts - 0.7%
American Tower Corp.	4,800	1,205,856

Food Products - 1.1%
Archer-Daniels-Midland Co.	20,500	1,850,330

Health Care Equipment & Supplies - 1.1%
Medtronic PLC	15,950	1,769,653

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	11,400	1,763,694
CVS Health Corp.	26,650	2,697,246

		4,460,940

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	9,000	2,225,520
Starbucks Corp.	9,950	905,151

		3,130,671

Household Products - 1.3%
Colgate-Palmolive Co.	11,100	841,713
Procter & Gamble Co.	9,100	1,390,480

		2,232,193

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	8,500	1,653,930

Insurance - 3.0%
Aflac, Inc.	30,400	1,957,456
Travelers Cos., Inc.	16,200	2,960,226

		4,917,682

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.4%
Automatic Data Processing, Inc.	3,600	$ 819,144
Paychex, Inc.	11,600	1,583,052

		2,402,196

Machinery - 1.1%
PACCAR, Inc.	20,500	1,805,435

Media - 1.2%
Comcast Corp., Class A	43,800	2,050,716

Metals & Mining - 1.0%
Nucor Corp.	11,250	1,672,313

Multi-Utilities - 1.5%
Dominion Energy, Inc.	30,000	2,549,100

Oil, Gas & Consumable Fuels - 1.1%
EOG Resources, Inc.	14,900	1,776,527

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	37,800	2,760,534
Johnson & Johnson	13,500	2,392,605
Pfizer, Inc.	32,800	1,698,056

		6,851,195

Road & Rail - 0.8%
Union Pacific Corp.	4,950	1,352,390

Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	4,200	693,756
Texas Instruments, Inc.	10,250	1,880,670

		2,574,426

Software - 0.6%
Oracle Corp.	11,600	959,668

Specialty Retail - 1.3%
Home Depot, Inc.	7,050	2,110,276

Trading Companies & Distributors - 0.9%
Fastenal Co.	24,500	1,455,300

Total Common Stocks (Cost $52,583,293)		67,516,111

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
Americredit Automobile Receivables Trust
Series 2018-3, Class C,
3.74%, 10/18/2024	$ 400,000	403,192
CCG Receivables Trust
Series 2020-1, Class A2,
0.54%, 12/14/2027 (A)	248,800	246,330
Chesapeake Funding II LLC
Series 2018-3A, Class B,
3.62%, 01/15/2031 (A)	100,000	100,072
Series 2020-1A, Class A1,
0.87%, 08/15/2032 (A)	109,325	108,455
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	130,000	131,254
Dell Equipment Finance Trust
Series 2019-2, Class A3,
1.91%, 10/22/2024 (A)	165,966	166,149

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Donlen Fleet Lease Funding 2 LLC
Series 2021-2, Class A2,
0.56%, 12/11/2034 (A)	$ 435,211	$ 426,951
Enterprise Fleet Financing LLC
Series 2019-3, Class A2,
2.06%, 05/20/2025 (A)	196,422	196,541
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class B,
2.87%, 10/16/2024	350,000	352,553
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	326,764	322,555
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	315,088	309,545
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	368,696	361,817
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	302,983	294,209
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A3,
0.46%, 08/15/2024 (A)	374,889	373,674
Santander Revolving Auto Loan Trust
Series 2019-A, Class C,
3.00%, 01/26/2032 (A)	350,000	344,276
Synchrony Credit Card Master Note Trust
Series 2018-2, Class C,
3.87%, 05/15/2026	500,000	502,756
Verizon Owner Trust
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	149,624
Wheels SPV 2 LLC
Series 2019-1A, Class A2,
2.30%, 05/22/2028 (A)	10,297	10,303

Total Asset-Backed Securities (Cost $4,910,486)		4,800,256

CORPORATE DEBT SECURITIES - 20.8%
Aerospace & Defense - 0.5%
Boeing Co.
3.63%, 02/01/2031	200,000	194,695
5.81%, 05/01/2050	150,000	173,129
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	250,802
Textron, Inc.
2.45%, 03/15/2031	250,000	226,372

		844,998

Airlines - 0.2%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	250,000	252,290
Southwest Airlines Co.
5.25%, 05/04/2025	150,000	157,692

		409,982

Banks - 2.8%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	200,000	186,664
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	274,546
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	239,446

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Montreal
3.30%, 02/05/2024	$ 165,000	$ 167,339
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (B), 04/23/2029	400,000	408,385
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	217,723
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (B), 08/15/2036 (A)	300,000	261,061
Huntington National Bank
3.55%, 10/06/2023	500,000	505,925
JPMorgan Chase & Co.
Fixed until 02/04/2026, 1.04% (B), 02/04/2027	500,000	458,714
Fixed until 04/01/2025 (C), 4.00% (B) (D)	350,000	330,750
PNC Bank NA
2.70%, 10/22/2029	125,000	120,109
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	250,000	254,176
Royal Bank of Canada
1.15%, 06/10/2025	375,000	354,330
Truist Bank
2.25%, 03/11/2030	150,000	137,511
Truist Financial Corp.
Fixed until 03/02/2026, 1.27% (B), 03/02/2027	300,000	278,147
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	241,438
Fixed until 06/02/2027, 2.39% (B), 06/02/2028	200,000	189,417

		4,625,681

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	189,887

Building Products - 0.1%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	91,455

Capital Markets - 2.0%
Bank of New York Mellon Corp.
Fixed until 12/20/2026 (C), 3.75% (B)	200,000	183,500
BlackRock, Inc.
2.10%, 02/25/2032	350,000	317,249
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	239,483
Charles Schwab Corp.
Fixed until 12/01/2030 (C), 4.00% (B)	550,000	493,966
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026 (D)	200,000	192,660
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	500,000	465,327
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	250,000	225,370
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (A)	250,000	217,952
Morgan Stanley
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	250,000	216,117
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	125,000	120,885
3.88%, 01/27/2026	250,000	255,050

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
NASDAQ, Inc.
1.65%, 01/15/2031	$ 250,000	$ 210,799
State Street Corp.
Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	119,570

		3,257,928

Chemicals - 0.5%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	175,000	187,882
E.I. du Pont de Nemours & Co.
1.70%, 07/15/2025	100,000	95,929
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050 (A)	500,000	437,598
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	180,856

		902,265

Construction & Engineering - 0.3%
Quanta Services, Inc.
2.90%, 10/01/2030	450,000	416,403

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
3.20%, 07/15/2051	250,000	213,491
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	272,783

		486,274

Consumer Finance - 0.2%
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (B), 03/01/2030	200,000	193,259
Synchrony Financial
3.70%, 08/04/2026	100,000	99,590

		292,849

Containers & Packaging - 0.4%
WRKCo, Inc.
3.00%, 06/15/2033	300,000	280,232
3.90%, 06/01/2028	325,000	326,303

		606,535

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	320,378
4.63%, 10/15/2027	250,000	254,748

		575,126

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.25%, 02/01/2032	400,000	354,801
4.75%, 05/15/2046	75,000	81,418
Verizon Communications, Inc.
4.33%, 09/21/2028	300,000	317,047
4.40%, 11/01/2034	300,000	319,234

		1,072,500

Electric Utilities - 0.7%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	174,189
Duke Energy Corp.
3.75%, 09/01/2046	250,000	235,486

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Interstate Power & Light Co.
3.50%, 09/30/2049	$ 225,000	$ 204,343
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	400,000	367,647
Wisconsin Electric Power Co.
1.70%, 06/15/2028	250,000	226,313

		1,207,978

Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp.
2.65%, 08/09/2031 (A)	150,000	128,830
Vontier Corp.
1.80%, 04/01/2026	200,000	180,842

		309,672

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	295,500
4.00%, 12/21/2025 (A)	20,000	20,351

		315,851

Equity Real Estate Investment Trusts - 0.6%
Brixmor Operating Partnership LP
3.65%, 06/15/2024	250,000	251,999
Healthpeak Properties, Inc.
3.25%, 07/15/2026	150,000	149,963
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	206,148
Public Storage
1.95%, 11/09/2028	125,000	115,622
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	194,818

		918,550

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	279,959
2.50%, 02/10/2041 (A)	250,000	201,577
Sysco Corp.
5.95%, 04/01/2030	100,000	115,907
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	88,000	88,552

		685,995

Food Products - 0.5%
General Mills, Inc.
2.88%, 04/15/2030	75,000	72,057
Hormel Foods Corp.
1.80%, 06/11/2030	150,000	134,446
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	292,959
3.95%, 04/01/2049 (A)	300,000	311,481

		810,943

Health Care Providers & Services - 1.1%
Anthem, Inc.
2.38%, 01/15/2025	400,000	394,713
Cigna Corp.
4.38%, 10/15/2028	50,000	52,691
4.90%, 12/15/2048	100,000	111,997
CVS Health Corp.
2.63%, 08/15/2024	200,000	199,513
5.13%, 07/20/2045	250,000	282,488
Health Care Service Corp.
2.20%, 06/01/2030 (A)	350,000	318,055

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
2.30%, 05/15/2031 (D)	$ 300,000	$ 281,792
3.70%, 08/15/2049	250,000	253,550

		1,894,799

Hotels, Restaurants & Leisure - 0.7%
Expedia Group, Inc.
3.25%, 02/15/2030	250,000	238,272
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	181,460
Magallanes, Inc.
5.14%, 03/15/2052 (A)	175,000	179,085
5.39%, 03/15/2062 (A)	75,000	77,339
McDonald’s Corp.
2.13%, 03/01/2030	200,000	181,985
4.88%, 12/09/2045	250,000	278,220

		1,136,361

Insurance - 1.4%
Aflac, Inc.
4.75%, 01/15/2049	250,000	285,359
American International Group, Inc.
4.75%, 04/01/2048	100,000	114,276
Athene Global Funding
1.45%, 01/08/2026 (A)	500,000	463,359
Belrose Funding Trust
2.33%, 08/15/2030 (A) (D)	250,000	218,994
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	204,397
Empower Finance 2020 LP
3.08%, 09/17/2051 (A)	350,000	296,174
Five Corners Funding Trust II
2.85%, 05/15/2030 (A)	250,000	236,949
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (A)	100,000	90,930
Old Republic International Corp.
3.85%, 06/11/2051	250,000	231,866
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (A)	200,000	176,966

		2,319,270

IT Services - 0.4%
Fiserv, Inc.
3.50%, 07/01/2029	450,000	443,010
Western Union Co.
2.85%, 01/10/2025	150,000	148,425

		591,435

Machinery - 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	175,000	163,574

Media - 0.4%
Comcast Corp.
3.40%, 04/01/2030	50,000	50,646
4.15%, 10/15/2028	350,000	368,130
Discovery Communications LLC
5.00%, 09/20/2037	250,000	256,821

		675,597

Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	199,770
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	131,665

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 (A)	$ 250,000	$ 240,741
Energy Transfer LP
5.25%, 04/15/2029	100,000	106,722
Enterprise Products Operating LLC
3.75%, 02/15/2025	400,000	407,570
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	242,729
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	391,659
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	302,372
4.70%, 05/01/2025	200,000	208,061
MPLX LP
2.65%, 08/15/2030	400,000	366,461
Phillips 66
4.65%, 11/15/2034	400,000	426,953
Pioneer Natural Resources Co.
2.15%, 01/15/2031	225,000	202,794
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	175,000	183,031
Valero Energy Corp.
4.00%, 06/01/2052	100,000	93,929
6.63%, 06/15/2037	250,000	308,029
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	410,413

		4,222,899

Pharmaceuticals - 0.8%
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	174,883
3.55%, 09/02/2050 (D)	400,000	331,746
Viatris, Inc.
2.70%, 06/22/2030	350,000	307,888
Zoetis, Inc.
3.00%, 09/12/2027	500,000	498,808

		1,313,325

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	350,000	319,946

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.19%, 11/15/2036 (A)	9,000	7,894
Intel Corp.
3.73%, 12/08/2047	400,000	399,293
Lam Research Corp.
1.90%, 06/15/2030	150,000	135,953

		543,140

Software - 0.7%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	71,645
Intuit, Inc.
1.65%, 07/15/2030	250,000	220,603
Oracle Corp.
3.95%, 03/25/2051	250,000	218,439
salesforce.com, Inc.
2.90%, 07/15/2051	250,000	221,842
VMware, Inc.
2.20%, 08/15/2031	250,000	220,141
Workday, Inc.
3.70%, 04/01/2029	200,000	200,243

		1,152,913

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.6%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	$ 250,000	$ 225,465
Home Depot, Inc.
3.35%, 04/15/2050	125,000	117,709
Lowe’s Cos., Inc.
3.00%, 10/15/2050	450,000	382,614
Tractor Supply Co.
1.75%, 11/01/2030	250,000	214,773

		940,561

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
3.45%, 12/15/2051 (A)	250,000	203,455
8.35%, 07/15/2046	19,000	27,755
HP, Inc.
2.65%, 06/17/2031	500,000	447,416

		678,626

Trading Companies & Distributors - 0.1%
Air Lease Corp.
2.88%, 01/15/2026	250,000	241,456

Total Corporate Debt Securities (Cost $35,663,859)		34,214,774

MORTGAGE-BACKED SECURITIES - 2.3%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1,
1.72% (B), 02/25/2055 (A)	197,517	193,577
CIM Trust
Series 2021-J2, Class A4,
2.50% (B), 04/25/2051 (A)	323,412	310,363
GCAT Trust
Series 2021-NQM1, Class A1,
0.87% (B), 01/25/2066 (A)	254,297	244,079
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2,
2.50% (B), 05/25/2051 (A)	182,110	168,962
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	519,477	482,296
Series 2021-3, Class A3,
2.50% (B), 07/25/2051 (A)	235,228	217,923
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	632,210	606,946
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (B), 02/25/2050 (A)	129,301	126,406
PSMC Trust
Series 2021-1, Class A11,
2.50% (B), 03/25/2051 (A)	389,387	372,376
RCKT Mortgage Trust
Series 2021-6, Class A5,
2.50% (B), 12/25/2051 (A)	387,276	369,864
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (B), 06/25/2043	263,747	255,832

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point HE Trust
Series 2021-HE1, Class A1,
0.92% (B), 02/25/2063 (A)	$ 247,214	$ 242,786
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2,
2.50% (B), 09/25/2051 (A)	236,352	218,417

Total Mortgage-Backed Securities (Cost $4,078,689)		3,809,827

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Massachusetts - 0.0% (E)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,113

New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	397,831

Oregon - 0.1%
Hillsboro School District No. 1J, General Obligation Limited,
4.36%, 06/30/2034	200,000	208,898

Total Municipal Government Obligations (Cost $661,953)		641,842

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041	658,809	618,546
2.50%, 02/01/2032 - 04/01/2048	1,364,550	1,327,398
3.00%, 09/01/2042 - 07/01/2049	1,522,810	1,515,104
3.50%, 11/01/2040 - 12/01/2047	773,105	787,087
4.00%, 04/01/2033 - 03/01/2047	249,165	258,403
4.50%, 02/01/2025 - 05/01/2048	359,890	381,516
5.50%, 01/01/2037	28,871	31,633
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	498,300
2.98%, 11/25/2025	246,265	245,623
3.12%, 06/25/2027	750,000	762,847
3.35%, 01/25/2028	400,000	412,231
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	99,700	105,425
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1-Month SOFR + 0.65%, 0.75% (B), 01/25/2034 (A)	22,243	22,203
1-Month SOFR + 0.75%, 0.85% (B), 10/25/2033 (A)	377,294	373,764
Federal National Mortgage Association
2.42% (B), 03/25/2023	168,070	167,733
2.50%, 06/01/2031 - 12/01/2047	2,560,550	2,477,873
2.96% (B), 09/25/2027	334,225	336,903
3.00%, 12/01/2028 - 08/01/2048	1,929,589	1,934,651
3.10% (B), 07/25/2024	254,949	256,370
3.16% (B), 11/25/2027	472,896	475,341
3.50%, 12/01/2031 - 08/01/2049	946,524	961,307
4.00%, 02/01/2035 - 04/01/2051	1,474,707	1,521,385
4.50%, 03/01/2039 - 07/01/2041	53,049	56,475

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	$ 482,366	$ 467,154
3.50%, 04/25/2031	167,733	169,575
FREMF Mortgage Trust
3.53% (B), 10/25/2046 (A)	500,000	503,488
3.59% (B), 11/25/2047 (A)	400,000	401,702
3.67% (B), 01/25/2048 (A)	410,000	405,896
Government National Mortgage Association
3.50%, 12/15/2042	39,651	40,697
4.00%, 12/15/2039	5,403	5,702
4.50%, 08/15/2040	2,675	2,884

Total U.S. Government Agency Obligations (Cost $18,051,290)		17,525,216

U.S. GOVERNMENT OBLIGATIONS - 19.0%
U.S. Treasury - 19.0%
U.S. Treasury Bond
1.88%, 02/15/2051	1,250,000	1,092,773
2.00%, 02/15/2050	1,000,000	901,055
2.50%, 02/15/2045	1,000,000	976,563
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,577,463
3.00%, 05/15/2047	900,000	972,352
3.38%, 11/15/2048	250,000	292,949
3.75%, 08/15/2041	250,000	294,277
4.38%, 05/15/2041	500,000	636,113
U.S. Treasury Note
0.38%, 01/31/2026 (D)	3,000,000	2,767,852
0.38%, 09/30/2027	2,000,000	1,787,734
0.63%, 08/15/2030	2,000,000	1,738,672
1.38%, 11/15/2031	2,500,000	2,294,922
1.50%, 08/15/2026	2,500,000	2,399,023
2.00%, 08/15/2025 (D)	4,000,000	3,933,750
2.13%, 03/31/2024	2,750,000	2,740,225
2.38%, 05/15/2027	2,250,000	2,242,969
2.63%, 02/15/2029	2,500,000	2,532,910
2.88%, 05/15/2028	2,000,000	2,048,906

Total U.S. Government Obligations (Cost $32,639,377)		31,230,508

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (F)	190,080	$ 190,080

Total Other Investment Company (Cost $190,080)		190,080

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2022, to be repurchased at $4,907,826 on 04/01/2022. Collateralized by a U.S. Government Obligation, 0.25%, due 07/31/2025, and with a value of $5,006,004.	$ 4,907,826	4,907,826

Total Repurchase Agreement (Cost $4,907,826)		4,907,826

Total Investments (Cost $153,686,853)		164,836,440
Net Other Assets (Liabilities) - (0.1)%		(112,597)

Net Assets - 100.0%		$ 164,723,843

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$67,516,111	$—	$—	$67,516,111
Asset-Backed Securities	—	4,800,256	—	4,800,256
Corporate Debt Securities	—	34,214,774	—	34,214,774
Mortgage-Backed Securities	—	3,809,827	—	3,809,827
Municipal Government Obligations	—	641,842	—	641,842
U.S. Government Agency Obligations	—	17,525,216	—	17,525,216
U.S. Government Obligations	—	31,230,508	—	31,230,508
Other Investment Company	190,080	—	—	190,080
Repurchase Agreement	—	4,907,826	—	4,907,826

Total Investments	$67,706,191	$97,130,249	$—	$164,836,440

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $14,051,370, representing 8.5% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,254,529, collateralized by cash collateral of $190,080 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,215,038. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at March 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 9